Provision for Risks - Schedule of Number of Claims, Assessments and Legal Proceedings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Number of Claims, Assessments and Legal Proceedings [Line Items]
Total	R$ 6,544	R$ 7,313
Civil [Member]
Schedule of Number of Claims, Assessments and Legal Proceedings [Line Items]
Total		796
Labor [Member]
Schedule of Number of Claims, Assessments and Legal Proceedings [Line Items]
Total		492
Tax [Member]
Schedule of Number of Claims, Assessments and Legal Proceedings [Line Items]
Total	R$ 6,544	R$ 6,025